EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Revenue	$ 8,203	$ 7,239	$ 6,135
Expenses	7,415	6,917	5,690
Share of net earnings from equity accounted investments	1,969	947	961
Net income	3,157	3,654	2,468
Other comprehensive income	323	(416)	880
GGP
Investments
Revenue		1,536	2,405
Expenses		1,221	1,207
Fair value gains (losses)		(1,598)	(2,307)
Share of net earnings from equity accounted investments		(274)	179
Net income		(1,012)	(591)
Other comprehensive income		(15)	12
Distributions received		214	240
Bargain purchase gain			442
China Xintiandi (“CXTD”)
Investments
Revenue		142	128
Expenses		60	145
Fair value gains (losses)		18	121
Share of net earnings from equity accounted investments		21	23
Net income		97	104
Other comprehensive income		0	0
Distributions received		10	0
Diplomat Resort and Spa (“Diplomat”)
Investments
Revenue	172	174	151
Expenses	181	175	166
Fair value gains (losses)	(6)	0	0
Share of net earnings from equity accounted investments	(13)	(1)	(14)
Net income	(15)	(1)	(15)
Other comprehensive income	0	77	43
Distributions received	73	18	6
Brookfield Premier Real Estate Partners Pooling LLC
Investments
Revenue	0	60	40
Expenses	0	(10)	27
Fair value gains (losses)	0	1	31
Share of net earnings from equity accounted investments	0	9	12
Net income	0	71	115
Other comprehensive income	0	0	0
Distributions received	0	4	3
Other
Investments
Revenue	216	263	253
Expenses	251	261	183
Fair value gains (losses)	(10)	71	147
Share of net earnings from equity accounted investments	(11)	22	65
Net income	(42)	74	217
Other comprehensive income	50	76	61
Distributions received	31	26	27
Associates
Investments
Revenue	388	2,175	2,977
Expenses	432	1,707	1,728
Fair value gains (losses)	(16)	(1,508)	(2,008)
Share of net earnings from equity accounted investments	(24)	(223)	265
Net income	(57)	(771)	(170)
Other comprehensive income	50	138	116
Distributions received	104	272	276
Joint Ventures And Associates
Investments
Share of net earnings from equity accounted investments	165	280	614
Associates | GGP
Investments
Share of net earnings from equity accounted investments		271	518
Associates | China Xintiandi (“CXTD”)
Investments
Share of net earnings from equity accounted investments		(3)	0
Associates | Diplomat Resort and Spa (“Diplomat”)
Investments
Share of net earnings from equity accounted investments	0	0	0
Associates | Brookfield Premier Real Estate Partners Pooling LLC
Investments
Share of net earnings from equity accounted investments	0	0	71
Associates | Other
Investments
Share of net earnings from equity accounted investments	3	1	0
Associates | Associates
Investments
Share of net earnings from equity accounted investments	3	269	589
Canary Wharf Joint Venture
Investments
Revenue	555	547	581
Expenses	320	125	370
Fair value gains (losses)	126	(72)	(49)
Share of net earnings from equity accounted investments	191	175	91
Net income	383	349	183
Other comprehensive income	(11)	8	5
Distributions received	9	0	0
Canary Wharf Joint Venture | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	22	(1)	21
Ala Moana
Investments
Revenue	300	78
Expenses	149	38
Fair value gains (losses)	758	(6)
Share of net earnings from equity accounted investments	455	17
Net income	909	34
Other comprehensive income	0	0
Distributions received	48	8
Ala Moana | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
Manhattan West, New York
Investments
Revenue	201	123	81
Expenses	136	104	70
Fair value gains (losses)	155	423	308
Share of net earnings from equity accounted investments	123	248	179
Net income	220	442	319
Other comprehensive income	(43)	(15)	0
Distributions received	42	0	1
Manhattan West, New York | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
BPR JV Pool A
Investments
Revenue	379	162
Expenses	214	77
Fair value gains (losses)	172	(5)
Share of net earnings from equity accounted investments	168	41
Net income	337	80
Other comprehensive income	0	0
Distributions received	6	0
BPR JV Pool A | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
BPR JV Pool B
Investments
Revenue	564	208
Expenses	350	112
Fair value gains (losses)	(50)	(7)
Share of net earnings from equity accounted investments	116	49
Net income	229	97
Other comprehensive income	0	0
Distributions received	0	1
BPR JV Pool B | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	65	8
Forest City
Investments
Revenue		48
Expenses		35
Fair value gains (losses)		0
Share of net earnings from equity accounted investments		8
Net income		13
Other comprehensive income		0
Distributions received		0
Forest City | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
Fashion Show, Las Vegas
Investments
Revenue	118	32
Expenses	57	13
Fair value gains (losses)	(112)	(2)
Share of net earnings from equity accounted investments	(26)	8
Net income	(51)	17
Other comprehensive income	0	0
Distributions received	15	3
Fashion Show, Las Vegas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
BPR JV Pool C
Investments
Revenue	158	52
Expenses	73	23
Fair value gains (losses)	7	(1)
Share of net earnings from equity accounted investments	46	14
Net income	92	28
Other comprehensive income	0	0
Distributions received	10	6
BPR JV Pool C | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
Grace Building, New York
Investments
Revenue	107	125	120
Expenses	84	83	80
Fair value gains (losses)	215	(34)	(23)
Share of net earnings from equity accounted investments	119	4	9
Net income	238	8	17
Other comprehensive income	0	0	0
Distributions received	0	8	7
Grace Building, New York | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
BPR JV Pool D
Investments
Revenue	0	0
Expenses	0	0
Fair value gains (losses)	(49)	0
Share of net earnings from equity accounted investments	8	12
Net income	15	26
Other comprehensive income	0	0
Distributions received	5	2
BPR JV Pool D | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	64	26
BPR JV Pool E
Investments
Revenue		49
Expenses		15
Fair value gains (losses)		(2)
Share of net earnings from equity accounted investments		11
Net income		32
Other comprehensive income		0
Distributions received		3
BPR JV Pool E | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
Southern Cross East
Investments
Revenue	42	45	46
Expenses	6	7	7
Fair value gains (losses)	110	38	21
Share of net earnings from equity accounted investments	73	38	30
Net income	146	76	60
Other comprehensive income	0	0	0
Distributions received	5	0	0
Southern Cross East | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
The Grand Canal Shoppes, Las Vegas
Investments
Revenue	138	30
Expenses	73	18
Fair value gains (losses)	(44)	(1)
Share of net earnings from equity accounted investments	11	5
Net income	21	11
Other comprehensive income	0	0
Distributions received	21	2
The Grand Canal Shoppes, Las Vegas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
One Liberty Plaza, New York
Investments
Revenue	134	114	3
Expenses	84	84	2
Fair value gains (losses)	(25)	9	103
Share of net earnings from equity accounted investments	13	21	53
Net income	25	39	104
Other comprehensive income	(33)	(10)	(7)
Distributions received	9	9	0
One Liberty Plaza, New York | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
680 George Street
Investments
Revenue	36	34	34
Expenses	9	9	9
Fair value gains (losses)	47	136	17
Share of net earnings from equity accounted investments	37	56	21
Net income	74	161	42
Other comprehensive income	0	0	0
Distributions received	15	18	0
680 George Street | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Brazil Retail
Investments
Revenue	59	61	48
Expenses	54	30	29
Fair value gains (losses)	157	59	31
Share of net earnings from equity accounted investments	75	41	23
Net income	162	90	50
Other comprehensive income	0	0	0
Distributions received	39	20	11
Brazil Retail | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Baybrook Mall
Investments
Revenue	45
Expenses	26
Fair value gains (losses)	204
Share of net earnings from equity accounted investments	114
Net income	223
Other comprehensive income	0
Distributions received	0
Baybrook Mall | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0
D.C. Fund
Investments
Revenue	125	131	129
Expenses	82	81	76
Fair value gains (losses)	(50)	(45)	(54)
Share of net earnings from equity accounted investments	(4)	2	(1)
Net income	(7)	5	(1)
Other comprehensive income	0	0	0
Distributions received	0	22	23
D.C. Fund | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
The Mall in Columbia
Investments
Revenue	56	19
Expenses	29	9
Fair value gains (losses)	5	(1)
Share of net earnings from equity accounted investments	16	5
Net income	32	9
Other comprehensive income	0	0
Distributions received	0	0
The Mall in Columbia | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
BPR JV Pool F
Investments
Revenue	39
Expenses	17
Fair value gains (losses)	178
Share of net earnings from equity accounted investments	102
Net income	200
Other comprehensive income	0
Distributions received	0
BPR JV Pool F | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0
BPR JV Pool G
Investments
Revenue	53
Expenses	32
Fair value gains (losses)	50
Share of net earnings from equity accounted investments	48
Net income	71
Other comprehensive income	0
Distributions received	0
BPR JV Pool G | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0
Miami Design District
Investments
Revenue	72	24
Expenses	67	24
Fair value gains (losses)	(234)	(1)
Share of net earnings from equity accounted investments	(51)	0
Net income	(229)	(1)
Other comprehensive income	0	0
Distributions received	0	0
Miami Design District | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
Shops at Merrick Park, Florida
Investments
Revenue		17
Expenses		6
Fair value gains (losses)		0
Share of net earnings from equity accounted investments		6
Net income		11
Other comprehensive income		0
Distributions received		1
Shops at Merrick Park, Florida | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
VAMF II
Investments
Revenue			154
Expenses			116
Fair value gains (losses)			117
Share of net earnings from equity accounted investments			59
Net income			159
Other comprehensive income			0
Distributions received			0
VAMF II | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			4
Principal Place - Commercial
Investments
Revenue			28
Expenses			61
Fair value gains (losses)			132
Share of net earnings from equity accounted investments			49
Net income			99
Other comprehensive income			0
Distributions received			0
Principal Place - Commercial | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0
Potsdamer Platz
Investments
Revenue			96
Expenses			95
Fair value gains (losses)			108
Share of net earnings from equity accounted investments			27
Net income			109
Other comprehensive income			0
Distributions received			0
Potsdamer Platz | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0
One New York Plaza
Investments
Revenue			121
Expenses			78
Fair value gains (losses)			(4)
Share of net earnings from equity accounted investments			6
Net income			39
Other comprehensive income			7
Distributions received			1
One New York Plaza | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0
Republic Plaza
Investments
Revenue			46
Expenses			30
Fair value gains (losses)			(33)
Share of net earnings from equity accounted investments			(9)
Net income			(17)
Other comprehensive income			0
Distributions received			0
Republic Plaza | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0
75 State Street
Investments
Revenue			49
Expenses			30
Fair value gains (losses)			6
Share of net earnings from equity accounted investments			6
Net income			25
Other comprehensive income			0
Distributions received			2
75 State Street | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0
245 Park Avenue
Investments
Revenue			54
Expenses			31
Fair value gains (losses)			(24)
Share of net earnings from equity accounted investments			0
Net income			(1)
Other comprehensive income			0
Distributions received			10
245 Park Avenue | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0
Other
Investments
Revenue	1,746	1,290	259
Expenses	1,217	897	111
Fair value gains (losses)	349	696	148
Share of net earnings from equity accounted investments	359	409	153
Net income	889	1,067	296
Other comprehensive income	(17)	(19)	16
Distributions received	142	143	38
Other | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	11	(22)	0
Joint ventures
Investments
Revenue	4,927	3,189	1,849
Expenses	3,079	1,790	1,195
Fair value gains (losses)	1,969	1,184	804
Share of net earnings from equity accounted investments	1,993	1,170	696
Net income	3,979	2,594	1,483
Other comprehensive income	(104)	(36)	21
Distributions received	366	246	93
Joint ventures | Associates
Investments
Revenue	5,315	5,364	4,826
Expenses	3,511	3,497	2,923
Fair value gains (losses)	1,953	(324)	(1,204)
Share of net earnings from equity accounted investments	1,969	947	961
Net income	3,922	1,823	1,313
Other comprehensive income	(54)	102	137
Distributions received	470	518	369
Joint ventures | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	$ 162	$ 11	$ 25